As filed with the Securities and Exchange Commission on August 25, 2000
                                                             File Nos. 333-16093
                                                                        811-7923


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 15
                                       and



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 16


                                CNI CHARTER FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Address of Principal Executive Office)

                                 (800) 708-8881
              (Registrant's Telephone Number, Including Area Code)

                               WILLIAM SOUZA, ESQ.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)

                            -------------------------

                It is proposed that this filing will become effective:
                  X    immediately upon filing pursuant to Rule 485(b)
                -----
                       on ___________ pursuant to Rule 485(b)
                -----
                       60 days after filing pursuant to Rule 485(a)(1)
                -----
                       75 days after filing pursuant to Rule 485(a)(2)
                -----
                       on ___________ pursuant to Rule 485(a)(1)
                -----


                                 --------------

                     Please Send Copy of Communications to:


                            MITCHELL E. NICHTER, ESQ.
                              JACOB M. SIMON, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                                CNI CHARTER FUNDS

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of the Post-Effective Amendment

         Part A - Prospectus for the Institutional Class shares of the CNI Charter Technology Growth Fund

         Part A - Prospectus for the Class A shares of the CNI Charter Technology Growth Fund

         Part B - Statement of Additional Information for the CNI Charter Technology Growth Fund

         Part C - Other Information

         Signature Page

         Exhibits

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                                     PART A

                                 PROSPECTUS FOR
                          INSTITUTIONAL CLASS SHARES OF

                       CNI CHARTER TECHNOLOGY GROWTH FUND

      ---------------------------------------------------------------------

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                              INSTITUTIONAL CLASS


                                   PROSPECTUS
                             DATED AUGUST 28, 2000


                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank


           The Securities and Exchange Commission has not approved or disapproved
        these securities or passed upon the accuracy or adequacy of this
                                  Prospectus.
           Any representation to the contrary is a criminal offense.


  ------------------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY, CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


Overview...........................................    2

Management of the Fund.............................    8

Additional Investment Strategies and Related
  Risks............................................   10

Account Policies...................................   12

Understanding Earnings and Taxes...................   13

How to Buy and Sell Shares.........................   15

Important Terms to Know............................   18

For More Information .......................  back cover



More detailed information on all subjects covered in this simplified Prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.



This Prospectus offers Institutional Class shares of the Technology Growth Fund (the "Fund"). Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own account or on behalf of their customers. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.

OVERVIEW

      OUR GOAL

       The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses. The goal of the Fund can only be changed with shareholder approval.

      PRINCIPAL STRATEGY


       We purchase a diversified portfolio at least 65% of which consists of securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which the Fund's investment manager believes should benefit significantly from advances or improvements in technology. Although the Fund will generally invest primarily in large capitalization companies (I.E., companies with a market capitalization over $5 billion), the Fund may also invest a significant portion of its assets in companies with smaller capitalizations. The investment manager uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. The companies generally:


              - have or are expected to develop products, processes or services that should provide significant technological advancements or improvements, and/or

              - rely extensively on technology in connection with their operations or services.

       The Fund will be diversified across a number of sectors and industries within the technology area, and will not concentrate its investments in any particular industry or group of related industries. As a result, the Fund may have more flexibility to invest in companies that the investment manager believes should benefit from advancements or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as electronics, the Internet, aerospace/defense, biotechnology, computers, office/business equipment, semiconductors, fiber optics, software, telecommunications, telecommunications equipment and technology consulting.

       The Fund may invest substantially all of its assets in common stocks. The Fund may also engage in futures and options transactions for hedging and risk management purposes.

      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:


       MARKET RISK -- By investing in stocks, the Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund is also subject to the risk that its principal market segment, technology growth stocks, may underperform other equity market segments or the market as a whole.


       TECHNOLOGY RISK -- Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon consumer and business acceptance of new technologies. Because of these risks, the value of the Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

      PAST PERFORMANCE

       As of the date of this prospectus, Institutional Class shares of the Fund have not been offered for sale. Returns for the Institutional Class shares will be presented after January 1, 2002, when the Institutional Class shares will have been in operation for one complete calendar year (I.E., January-December).

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

              ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management Fee*                                    0.85%
              Other Expenses
                Shareholder Servicing Fee                  0.25%
                Other Fund Expenses**                      0.24%
              Total Other Expenses**                             0.49%
                                                                 -----
              Total Annual Fund Operating Expenses***            1.34%

     * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

    ** Estimated for the current fiscal year.

   *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.20%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 Year           3 Years
---------------      -------
     $136             $425

MANAGEMENT OF THE FUND

      INVESTMENT MANAGER


       City National Investments ("CNI"), the trust and investment division of City National Bank ("CNB"), is the Fund's investment manager. As investment manager, CNI provides the Fund with investment management services. CNI has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNI currently provides investment management services to individuals, pension and profit sharing plans, endowments, and foundations. As of June 30, 2000, CNI had approximately $15.5 billion in assets under administration, which includes $5.3 billion in assets under management.



       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $8.6 billion in assets as of June 30, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.


       CNI receives for its investment management services a fee equal to 0.85% of the Fund's average daily net assets.

      PORTFOLIO MANAGEMENT

       All investment decisions for the Fund are made by a team of investment professionals, CNI's Equity Team, all of whom take an active part in the decisionmaking process.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

       SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of the Fund. SEI Investments Fund Management (the "Transfer Agent") serves as transfer agent for the Fund. The Transfer Agent is located at 530 East Swedesford Road, Wayne, Pennsylvania 19087. Both can be reached at 1-888-889-0799.

      DISTRIBUTOR

       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


       The following risks of the Fund are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above. See "Overview -- Principal Risks of Investing in Our Fund."



       DEFENSIVE INVESTMENTS -- The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to or to anticipate adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.


       SMALLER CAPITALIZED COMPANIES -- The investment manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

       FOREIGN SECURITIES -- Foreign investments may be subject to risks that are not typically associated with investing in U.S. companies or markets. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. In addition, foreign corporations are generally subject to accounting standards which are different and less rigorous than U.S. standards. Foreign markets also tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Although the Fund will only invest in U.S. dollar denominated American Depository Receipts, the securities underlying the Receipts will generally be denominated in foreign currencies, whose value may decline against the U.S. dollar.

       PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. We anticipate typical annual portfolio turnover of less than 100% for the Fund.

ACCOUNT POLICIES

       HOW WE PRICE SHARES -- How and when we calculate the Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. In this case, we, subject to the supervision of the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.


       WHEN SHARES ARE PRICED -- We calculate the NAV of the Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. Shares may be purchased or sold on any day that the New York Stock Exchange and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the New York Stock Exchange or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays. More details about how we calculate the Fund's NAV are in the Statement of Additional Information.



       If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV.



       SHAREHOLDER SERVICES -- The Fund has adopted a shareholder service plan that allows the Fund to pay fees for services provided to Institutional Class shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Institutional Class shares of the Fund.


       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES

       DIVIDENDS AND DISTRIBUTIONS -- IRS rules require that the Fund distribute substantially all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends and distributions (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with the Fund as of each dividend or distribution record date.

       TAX CONSIDERATIONS -- Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.


       DISTRIBUTION OPTIONS -- We will automatically reinvest your dividends in additional full or fractional Fund shares, unless you instruct your Authorized Institution in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

       DECLARING AND PAYING DIVIDENDS -- We will declare and pay dividends, if any, on the last business day of each calendar quarter, and pay net capital gain, if any, in the last quarter of each calendar year.


       BACKUP WITHHOLDING -- You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.


       HOW TO AVOID "BUYING A DIVIDEND" -- If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called 'buying a dividend.' Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:

      HOW TO PLACE AN ORDER

       You may place an order with:


              -  an approved broker-dealer; or



              -  any other approved financial institution.



       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION (EACH AN "AUTHORIZED INSTITUTION") -- You may purchase, sell or exchange shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. If you invest through an Authorized Institution, you will have to follow its procedures. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.



       WHEN TO SEND YOUR ORDER -- If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.



       You may have to transmit purchase, sale or exchange requests to your Authorized Institution at an earlier time than close of business of the NYSE for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Fund. You should contact your Authorized Institution directly for more information about how to purchase, sell or exchange Fund shares through your Authorized Institution. This information will include how much earlier than close of business of the NYSE you need to place your order with your Authorized

       Institution and the information needed by your Authorized Institution to properly to complete your order.



       PURCHASE MINIMUMS AND MINIMUM ACCOUNT BALANCES -- You will have to comply with the purchase and account balance minimums of your Authorized Institution. Contact your Authorized Institution for more information.



       PAYMENT OPTIONS -- Consult with your Authorized Institution about their acceptable methods of payment.


      BUYING SHARES


       FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your Authorized Institution's procedures for transacting with the Fund. Contact your Authorized Institution for more information.



       WIRING FEE -- The Authorized Institution placing your order may charge its own wiring fees.


      SELLING SHARES


       GENERAL INFORMATION -- You may sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.



       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted.



       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

      EXCHANGING SHARES


       You may exchange shares of the Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW

       "We", "Us" and "Our" means the CNI Charter Funds.

       "You" and "Your" means the prospective investor or current shareholder.

FOR MORE INFORMATION

CNI CHARTER TECHNOLOGY GROWTH FUND

Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

       SEI Investments Distribution Co.
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

       The Fund's Investment Company Act file number: 811-07923.

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                              INSTITUTIONAL CLASS


                                   PROSPECTUS
                             DATED AUGUST 28, 2000


                                                                    CNI-F-000-00

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                                     PART A

                                 PROSPECTUS FOR
                                CLASS A SHARES OF

                       CNI CHARTER TECHNOLOGY GROWTH FUND

      ---------------------------------------------------------------------

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                                    CLASS A


                                   PROSPECTUS
                             DATED AUGUST 28, 2000


                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank


           The Securities and Exchange Commission has not approved or disapproved
        these securities or passed upon the accuracy or adequacy of this
                                  Prospectus.
           Any representation to the contrary is a criminal offense.


  ------------------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY, CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview...........................................    2

Management of the Fund.............................    8

Additional Investment Strategies and Related
  Risks............................................   10

Account Policies...................................   12

Understanding Earnings and Taxes...................   14

How to Buy and Sell Shares.........................   16

Important Terms to Know............................   19

For More Information .......................  back cover


More detailed information on all subjects covered in this simplified Prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.


This Prospectus offers Class A shares of the Technology Growth Fund (the "Fund"). Class A shares are intended for individual investors, partnerships, corporations and other accounts that have diversified investment needs. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/ or shareholder servicing costs.

OVERVIEW

      OUR GOAL

       The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses. The goal of the Fund can only be changed with shareholder approval.

      PRINCIPAL STRATEGY


       We purchase a diversified portfolio at least 65% of which consists of securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which the Fund's investment manager believes should benefit significantly from advances or improvements in technology. Although the Fund will generally invest primarily in large capitalization companies (I.E., companies with a market capitalization over $5 billion), the Fund may also invest a significant portion of its assets in companies with smaller capitalizations. The investment manager uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large. The companies generally:


              - have or are expected to develop products, processes or services that should provide significant technological advancements or improvements, and/or

              - rely extensively on technology in connection with their operations or services.

       The Fund will be diversified across a number of sectors and industries within the technology area, and will not concentrate its investments in any particular industry or group of related industries. As a result, the Fund may have more flexibility to invest in companies that the investment manager believes should benefit from advancements or improvements in technology in a number of industries. Nevertheless, the Fund may hold a significant portion of its assets in industries such as electronics, the Internet, aerospace/defense, biotechnology, computers, office/business equipment, semiconductors, fiber optics, software, telecommunications, telecommunications equipment and technology consulting.

       The Fund may invest substantially all of its assets in common stocks. The Fund may also engage in futures and options transactions for hedging and risk management purposes.

      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:


       MARKET RISK -- By investing in stocks, the Fund will expose you to risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund is also subject to the risk that its principal market segment, technology growth stocks, may underperform other equity market segments or the market as a whole.


       TECHNOLOGY RISK -- Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon consumer and business acceptance of new technologies. Because of these risks, the value of the Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

      PAST PERFORMANCE

       As of the date of this prospectus, Class A shares of the Fund have not been offered for sale. Returns for the Class A shares will be presented after January 1, 2002, when the Class A shares will have been in operation for one complete calendar year (I.E., January-December).

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

              ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management Fee*                                    0.85%
              Distribution (12b-1) Fee                           0.30%
              Other Expenses
                Shareholder Servicing Fee                  0.25%
                Other Fund Expenses**                      0.24%
              Total Other Expenses**                             0.49%
                                                                 -----
              Total Annual Fund Operating Expenses***            1.64%

     * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

    ** Estimated for the current fiscal year.

   *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.50%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 Year           3 Years
---------------      -------
     $167             $517

MANAGEMENT OF THE FUND

      INVESTMENT MANAGER


       City National Investments ("CNI"), the trust and investment division of City National Bank ("CNB"), is the Fund's investment manager. As investment manager, CNI provides the Fund with investment management services. CNI has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 30 years. CNI currently provides investment management services to individuals, pension and profit sharing plans, endowments, and foundations. As of June 30, 2000, CNI had approximately $15.5 billion in assets under administration, which includes $5.3 billion in assets under management.



       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $8.6 billion in assets as of June 30, 2000. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.


       CNI receives for its investment management services a fee equal to 0.85% of the Fund's average daily net assets.

      PORTFOLIO MANAGEMENT

       All investment decisions for the Fund are made by a team of investment professionals, CNI's Equity Team, all of whom take an active part in the decisionmaking process.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

       SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a separate agreement with the Administrator, CNB performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.075% of the average daily net assets of the Fund. SEI Investments Fund Management (the "Transfer Agent") serves as transfer agent for the Fund. The Transfer Agent is located at 530 East Swedesford Road, Wayne, Pennsylvania 19087. Both can be reached at 1-888-889-0799.

      DISTRIBUTOR

       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


       The following risks of the Fund are related to investment strategies that are material but not fundamental strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above. See "Overview -- Principal Risks of Investing in Our Fund."



       DEFENSIVE INVESTMENTS -- The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to or to anticipate adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.


       SMALLER CAPITALIZED COMPANIES -- The investment manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

       FOREIGN SECURITIES -- Foreign investments may be subject to risks that are not typically associated with investing in U.S. companies or markets. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. In addition, foreign corporations are generally subject to accounting standards which are different and less rigorous than U.S. standards. Foreign markets also tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Although the Fund will only invest in U.S. dollar denominated American Depository Receipts, the securities underlying the Receipts will generally be denominated in foreign currencies, whose value may decline against the U.S. dollar.

       PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. We anticipate typical annual portfolio turnover of less than 100% for the Fund.

ACCOUNT POLICIES

       HOW WE PRICE SHARES -- How and when we calculate the Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. In this case, we, subject to the supervision of the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.


       WHEN SHARES ARE PRICED -- We calculate the NAV of the Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. Shares may be purchased or sold on any day that the New York Stock Exchange and the Federal Reserve are open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the New York Stock Exchange or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays. More details about how we calculate the Fund's NAV are in the Statement of Additional Information.



       If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV.


       DISTRIBUTION PLAN -- The Fund has adopted a plan (the "Plan") for its Class A shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Fund to pay distribution fees of 0.30% of average daily net assets for the sale and distribution of its shares. Although the Fund does not have a front-end load, because the distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


       SHAREHOLDER SERVICES -- The Fund has adopted a shareholder service plan that allows the Fund to pay fees for services provided to Class A shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment. Shareholder servicing fees under that plan, as a percentage of average daily net assets, are 0.25% for Class A shares of the Fund.


       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES

       DIVIDENDS AND DISTRIBUTIONS -- IRS rules require that the Fund distribute substantially all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends and distributions (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with the Fund as of each dividend or distribution record date.

       TAX CONSIDERATIONS -- Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.


       DISTRIBUTION OPTIONS -- We will automatically reinvest your dividends in additional full or fractional Fund shares, unless you instruct your Authorized Institution in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

       DECLARING AND PAYING DIVIDENDS -- We will declare and pay dividends, if any, on the last business day of each calendar quarter, and pay net capital gain, if any, in the last quarter of each calendar year.


       BACKUP WITHHOLDING -- You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.


       HOW TO AVOID "BUYING A DIVIDEND" -- If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:

      HOW TO PLACE AN ORDER

       You may place an order with:

              -  an approved broker-dealer; or

              -  any other approved financial institution.


       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION (EACH AN "AUTHORIZED INSTITUTION") -- You may purchase, sell or exchange shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. If you invest through an Authorized Institution, you will have to follow its procedures. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.



       WHEN TO SEND YOUR ORDER -- If we receive your purchase or sale order from your Authorized Institution by close of trading on the NYSE, we will price your order at that day's NAV. If we receive your order after close of trading on the NYSE, we will price your order at the next day's NAV. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.



       You may have to transmit purchase, sale or exchange requests to your Authorized Institution at an earlier time than close of business of the NYSE for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Fund. You should contact your Authorized Institution directly for more information about how to purchase, sell or exchange Fund shares through your Authorized Institution. This information will include how much earlier than close of business of the NYSE you need to place your order with your Authorized

       Institution and the information needed by your Authorized Institution to properly to complete your order.



       PURCHASE MINIMUMS AND MINIMUM ACCOUNT BALANCES -- You will have to comply with the purchase and account balance minimums of your Authorized Institution. Contact your Authorized Institution for more information.



       PAYMENT OPTIONS -- Consult with your Authorized Institution about their acceptable methods of payment.


      BUYING SHARES

       FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your Authorized Institution's procedures for transacting with the Fund. Contact your Authorized Institution for more information.

       WIRING FEE -- The Authorized Institution placing your order may charge its own wiring fees.

      SELLING SHARES

       GENERAL INFORMATION -- You may sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.


       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted.


       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

      EXCHANGING SHARES


       You may exchange shares of the Fund for Class A shares of any other CNI Charter Fund in which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW

       "We", "Us" and "Our" means the CNI Charter Funds.

       "You" and "Your" means the prospective investor or current shareholder.

FOR MORE INFORMATION

CNI CHARTER TECHNOLOGY GROWTH FUND

Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

       SEI Investments Distribution Co.
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

-  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at publicinfo@sec.gov.

IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

       The Fund's Investment Company Act file number: 811-07923.

                                     [LOGO]

                             TECHNOLOGY GROWTH FUND
                                    CLASS A


                                   PROSPECTUS
                             DATED AUGUST 28, 2000


                                                                    CNI-F-000-00

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                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       CNI CHARTER TECHNOLOGY GROWTH FUND

      ---------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
















                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                             TECHNOLOGY GROWTH FUND









                                 August 28, 2000










This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses for the Fund dated August 28, 2000, which may be amended from time to time, for the CNI Charter Technology Growth Fund (the "Fund"). The Fund is a diversified investment portfolio of the CNI Charter Funds (the "Trust"), an open-end, management investment company. City National Bank serves as Investment Manager to the Fund.


To obtain a free copy of the above-referenced prospectuses, please contact SEI Investments Fund Management (the "Transfer Agent") at 1-888-889-0799.

                                                                        Page
                                                                        ----
INVESTMENT TECHNIQUES.....................................................1
INVESTMENT RESTRICTIONS.................................................. 8
RISK CONSIDERATIONS..................................................... 10
MANAGEMENT OF THE TRUST................................................. 12
PORTFOLIO TRANSACTIONS AND TURNOVER..................................... 18
DISTRIBUTIONS AND TAXES................................................. 19
SHARE PRICE CALCULATION................................................. 22
DISTRIBUTION PLAN....................................................... 23
SHAREHOLDER SERVICE AGREEMENTS.......................................... 24
EXPENSES ............................................................... 25
GENERAL INFORMATION..................................................... 25
PERFORMANCE INFORMATION................................................. 26
PURCHASE AND REDEMPTION OF SHARES....................................... 28
OTHER INFORMATION....................................................... 29
FINANCIAL STATEMENTS.................................................... 29

                              INVESTMENT TECHNIQUES

The prospectuses of the Fund show the principal strategy and risks of investing in the Fund. This Statement of Additional Information shows additional strategies and risks of the Fund that an investor should also consider.

EQUITY SECURITIES - The Fund will purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES AND SECURITIES WARRANTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

INVESTMENT COMPANY SHARES. The Fund will invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of another company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

HIGHLY LIQUID INVESTMENTS. The Fund will invest in cash and cash equivalents. The Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. The Fund may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six month or less. The Fund may invest in certificates of deposit. Certificates of deposit are interest-bearing instruments with specific maturities. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.




FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.

FUTURES AND OPTIONS ON FUTURES. The Fund may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximately the value of some or all of the Fund's securities denominated in such foreign currency.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.




PRIVATIZATIONS. The Fund may invest in privatizations. Foreign governmental programs of selling interests in government-owned or -controlled enterprises may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

SPECIAL SITUATIONS. The Fund may invest in special situations. The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Investment Manager based on criteria reviewed by the Board.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (1) insufficient trading interest in certain options; (2) restrictions on opening transactions or closing transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances which interrupt normal operations on an exchange;
(5) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (6) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. The Fund does not intend to write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund or its agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Investment Manager will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Fund to enter into repurchase agreements with any bank the Investment Manager may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager will monitor compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements, in some circumstances, may not be tax exempt.

RESTRICTED AND RULE 144A SECURITIES. The Fund may purchase restricted and Rule 144A securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determination of liquidity to the Fund's Investment Manager pursuant to guidelines approved by the Board. The Investment Manager will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security, (2) the number of dealers willing and ready to purchase and sell the security, (3) whether any dealers have agreed to make a market in the security, (4) the number of other potential purchasers for the security, and (5) the nature of the securities and the nature of the marketplace trades. To the extent the Investment Manager according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to the Fund's percentage limit on illiquid securities investment.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (I.E., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days

For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

COMMERCIAL PAPER. The Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act")("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, pursuant to guidelines approved by the Board, will monitor the Fund's investments in these securities, focusing on such important factors as, among others, valuation, liquidity, and availability of information.

U.S. GOVERNMENT AGENCY OBLIGATIONS. The Fund may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Fund may purchase securities guaranteed by GNMA, which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (i.e., GNMA), and others are supported by the right of the issuer to borrow from the Treasury. The agencies or instrumentalities of the U.S. Government may guarantee the payment of principal at the maturity of an obligation. Thus, in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

INDEX-BASED INVESTMENTS. The Fund may invest in index-based investments. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(1) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the

"Index"), (2) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (3) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options and Futures on Options" involved in the writing of options on securities.

BORROWING POLICY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The Fund may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. For purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold securities that are illiquid, or are otherwise not readily marketable, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) apply at the time of purchase. If, subsequent to the Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose of a portion of such holding so that the above set-forth limit will not be exceeded. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.

                               RISK CONSIDERATIONS

The prospectuses of the Fund show the principal strategies and risks of investing in the Fund. This Statement of Additional Information shows additional strategies and risks of the Fund that an investor should also consider.


TECHNOLOGY COMPANIES

The Fund invests primarily in equity securities which, by definition, entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Investment Manager. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

To the extent the Fund concentrates its investments in industries generally associated with technology, its share value may be more volatile than that of more-diversified mutual funds. The Fund's share value will reflect trends specific to technology industries, which may be subject to greater changes in governmental policies and regulation than many other industries. Additionally, technology companies can be particularly affected by such specific risks as: aggressive product prices due to competitive pressure from numerous market entrants, short product cycles, rapid rate of change, and product obsolescence at a more frequent rate than other types of companies caused by rapid technological advances; and risks that new products will fail to meet expectations or even reach the marketplace, among others. In addition, these companies tend to be capital intensive and, as a result, may not be able to recover all capital investment costs.

The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies. While smaller companies often have potential for rapid growth, investment in them frequently involves greater risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales of securities of smaller companies, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

FOREIGN SECURITIES

The Fund may purchase securities issued by governments of foreign countries and companies domiciled in, or deriving a significant portion of their revenue or income from, foreign countries. Accordingly, shareholders should consider carefully the substantial additional risks involved in investing in these securities. Foreign investments involve the possibility of taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States

Because certain securities may be denominated in foreign currencies, the value of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Investment Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

EXCHANGE RATES AND POLICIES

The Fund may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Investment Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Investment Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

DEBT

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Investors also should recognize that, in periods of declining interest rates, the Fund's returns will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's returns will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing the Fund's current returns. In periods of rising interest rates, the opposite can be expected to occur.

The value of commercial paper and other securities in the Fund's portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.


                            MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager are as follows:

NAME                                          AGE    POSITION          PRINCIPAL OCCUPATION FOR THE
                                                     WITH THE                 PAST FIVE YEARS
                                                     TRUST
---------------------------------------------------------------------------------------------------------
Irwin G. Barnet, Esq.                          61    Trustee         An attorney and a principal of
Sanders, Barnet, Goldman, Simons                                     Sanders, Barnet, Goldman, Simons
    & Mosk                                                           & Mosk, a law firm.
1901 Avenue of the Stars, Suite 850
Los Angeles, California  90067

Maria D. Hummer, Esq.*                         54    Trustee         An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                       Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                         Section of that law firm.
Los Angeles, California  90064


Victor Meschures, CPA                          61    Trustee         A Certified Public Accountant with
Meschures, Campeas, Thompson &                                       Meschures, Campeas, Thompson
    Snyder, LLP                                                      & Snyder, LLP, an accounting firm.
760 North La Cienega Boulevard
Los Angeles, California  90069

William R. Sweet                               61    Trustee         Retired; formerly, Executive Vice
81 Tiburon Road                                                      President, The Bank of California
Tiburon, California  94920                                           (1985-1996).

James R. Wolford                               45    Trustee         Senior Vice President and Chief
Forecast Commercial Real Estate                                      Operating Officer (2000-present);
Service, Inc.                                                        Senior Vice President and Chief
3602 Inland Empire Blvd.                                             Financial Officer, Bixby Ranch
Suite A-105                                                          Company, a real estate company.
Ontario, CA  91764

NAME                                          AGE    POSITION          PRINCIPAL OCCUPATION FOR THE
                                                     WITH THE                 PAST FIVE YEARS
                                                     TRUST
---------------------------------------------------------------------------------------------------------
Vernon C. Kozlen*                              56    President       Executive Vice President and
City National Bank                                   and Chief       Division Manager of the Investment
400 N. Roxbury Drive                                 Executive       Manager (1996-Present); First
Beverly Hills, CA 90210                              Officer         Interstate Bank, Executive Vice
                                                                     President of Trust and Private
                                                                     Client Services (1985-1996).

Jeffrey Fries*                                 39    Controller      Director, Fund Accounting and
SEI Investments                                      and Chief       Administration, of the
One Freedom Valley Drive                             Operating       Administrator (1997-Present),
Oaks, Pennsylvania  19456                            Officer         Vice President, Smith Barney
                                                                     Corporate Trust Company (1991-1997)

Lydia A. Gavalis, Esq.*                        34    Vice            Vice President and Assistant Secretary
SEI Investments                                      President       of the Administrator and the
One Freedom Valley Drive                             and             Distributor (1998-Present); Assistant
Oaks, Pennsylvania  19456                            Assistant       General Counsel and Director of
                                                     Secretary       Arbitration, Philadelphia Stock
                                                                     Exchange (1989-1998).

Richard A. Weiss*                             40     Vice            Senior Vice President and Chief
City National Bank                                   President       Investment Officer of the Investment
400 N. Roxbury Drive                                 and             Manager (1999-Present); Sanwa Bank
Beverly Hills, CA 90210                              Assistant       California, Executive Vice President
                                                     Secretary       and Chief Investment Officer
                                                                     (1994-1999).

Timothy D. Barto*                             32     Vice            Vice President and Assistant Secretary
SEI Investments                                      President       of the Administrator (1999-Present),
One Freedom Valley Drive                             and             Associate, Dechert, Price & Rhoads
Oaks, Pennsylvania  19456                            Assistant       (1997-1999), Associate, Richter,
                                                     Secretary       Miller & Finn (1994-1997).

James R. Foggo, Esq.*                         35     Vice            Vice President and Assistant Secretary
SEI Investments                                      President       of the Administrator and Distributor
One Freedom Valley Drive                             and             (1998-Present); Associate, Paul Weiss,
Oaks, Pennsylvania  19456                            Assistant       Rifkind, Wharton & Garrison (1998);
                                                     Secretary       Associate, Baker & McKenzie
                                                                     (1995-1998); Associate, Battle Fowler
                                                                     LLP (1993-1995).

NAME                                          AGE    POSITION          PRINCIPAL OCCUPATION FOR THE
                                                     WITH THE                 PAST FIVE YEARS
                                                     TRUST
-----------------------------------------------------------------------------------------------------------
Christine M. McCullough*                      40     Vice            Vice President and Assistant Secretary
SEI Investments                                      President       of the Administrator and the
One Freedom Valley Drive                             and             Distributor (1995-Present).
Oaks, Pennsylvania  19456                            Assistant
                                                     Secretary

Rodney J. Olea*                               35     Vice           Senior Vice President and Director of
City National Bank                                   President      Fixed Income of the Investment Manager
400 N. Roxbury Drive                                 and            (1994-Present).
Beverly Hills, CA 90210                              Assistant
                                                     Secretary

Todd Cipperman*                               34     Vice           Senior Vice President, General Counsel
SEI Investments                                      President      and Assistant Secretary of the
One Freedom Valley Drive                             and            Administrator and the Distributor
Oaks, Pennsylvania  19456                            Assistant      (2000-Present), Vice President and
                                                     Secretary      Assistant Secretary of the Administrator
                                                                    and Distributor (1995-2000); Associate,
                                                                    Dewey Ballantine (1994-1995).

*This individual is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 ACT.

COMPENSATION TABLE

 Name of Person,        Aggregate          Pension or        Estimated        Total Compensation
    Position           Compensation        Retirement         Annual             From Fund and
                      from the Trust        Benefits       Benefits Upon         Fund Complex
                                           Accrued As        Retirement             Paid to
                                          Part of Fund                             Trustees
                                            Expenses
Irwin G. Barnet         $9,000                N/A               N/A                 $9,000
Trustee

Maria D. Hummer         $9,000                N/A               N/A                 $9,000
Trustee

Victor Meschures        $9,000                N/A               N/A                 $9,000
Trustee

William R. Sweet        $9,000                N/A               N/A                 $9,000
Trustee

 Name of Person,        Aggregate          Pension or        Estimated        Total Compensation
    Position           Compensation        Retirement         Annual             From Fund and
                      from the Trust        Benefits       Benefits Upon         Fund Complex
                                           Accrued As        Retirement             Paid to
                                          Part of Fund                             Trustees
                                            Expenses
James R. Wolford        $9,000                N/A               N/A                 $9,000
Trustee



INVESTMENT MANAGER

The Trust and City National Bank (The "Manager" or "Investment Manager") entered into an Investment Management Agreement (the "Management Agreement") as of April 1, 1999 regarding the three existing series of the Trust at that time. As of the date of this SAI, the Board had approved the amendment of the Management Agreement to include the Fund, and the Board expects that the Trust and the Manager will enter into such an amendment prior to the start of the Fund's operations. The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's investment strategies, manages the Fund's investment portfolio and provides other services necessary to the operation of the Fund and the Trust.


Effective May 2001, divisions of banks which advise registered investment companies will be required to register as investment advisers with the SEC, as is currently required of non-bank entities. City National Bank currently intends to register with the SEC either City National Investments, as the division of City National Bank advising the Trust, or an entity separate from City National Bank formed by City National Bank to advise the Trust, before May 2001.


The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of the Management Agreement with respect to the Fund must be specifically approved at least annually (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to the Fund by the Trustees, by a vote of a majority of the outstanding shares of the Fund or by the Investment Manager on not less than 30 days' nor more than 60 days' written notice. This Management Agreement shall not be assignable by either party without the written consent of the other party.

The Investment Manager provides the Fund with investment management services. The Investment Manager is obligated under the Management Agreement to pay the excess of the

Fund's operating expenses as disclosed in the applicable Prospectus. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally intends to seek reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

The Management Agreement was approved with respect to the Fund by the Board at a duly called in-person meeting. In considering the Management Agreement, the Trustees specifically considered the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Fund is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Fund.

PRINCIPAL  UNDERWRITER


SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan of the Trust discussed below, and expects to reallow substantially all of the fees to broker-dealers and service providers, including the Investment Manager and its affiliates, that provide distribution-related services.


TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, located at 530 East Swedesford Road, Wayne, Pennsylvania 19087 (the "Transfer Agent"), serves as transfer agent for the Fund. The Transfer Agent provides information and services to the Fund's shareholders which include reporting share ownership, sales and dividend activity (and associated tax consequences), responding to daily inquiries, and effecting the transfer of the Fund's shares. It furnishes such office space and equipment, telephone facilities, personnel, and informational literature distribution as is necessary or appropriate in providing transfer agency information and services.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank serves as the Custodian (the "Custodian") of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the securities and cash in the Fund's portfolios.

INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

The Trust's independent accountants, KPMG LLP, audit and report on the annual financial statements of the Fund and review the Fund's federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 355 South Grand Avenue, Los Angeles, California 90071.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsy & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.


                      PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objectives of the Fund; invest money obtained from the sale of the Fund's shares; reinvest proceeds from maturing, or the sale of portfolio securities; and meet redemptions of the Fund's shares. Portfolio transactions may increase or decrease the return of the Fund depending upon management's ability correctly to time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board, the Investment Manager generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions, though agency trades are permissible. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Investment Manager determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

PORTFOLIO TURNOVER

We anticipate annual portfolio turnover of less than 100% for the Fund.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund receives income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends and paid to the Fund's shareholders.

The amount of ordinary income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed or minimum rate of return on an investment in its shares.


The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.

If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.



The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.


Any dividend or distribution per share paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax Exempt Fund to the extent they are no subject to income taxes).

Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

FEDERAL INCOME TAXES


It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any), its net exempt-interest income (if any), and its net capital gains (if any), and will seek to meet certain other requirements. Such qualification relieves th Fund of liability for federal income taxes to the extent the Fund's earnings are distributed. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.


In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies, and
(2) diversify its holdings so that at the end of each quarter of its taxable years (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issue (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable years. The Fund intends to make sufficient distributions to shareholders to meet these requirements.


If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Any distributions by the Fund of long-term capital gain will be taxable to a shareholder as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to qualifying as a regulated investment company.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata shares of any foreign income taxes paid by the Fund, and (ii) entitled either to deduct their shares of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If 50% or less in value of the Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata shares of the foreign income taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

                            SHARE PRICE CALCULATION

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.

These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost that approximates fair market value.

'If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Investment Manager supplies the Administrator with the appropriate broker contact, and to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned in the Trust are valued at the closing prices (as determined prior to the Fund's determination of NAV) on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates.

Valuation corrections are required where variations in NAV are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the NAV variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

In its role as the Administrator, SEI Investments Mutual Fund Services has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Trust's daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per week the Administrator provides the broker supplied value to the Investment Manager for review and approval. In addition, the Investment Manager will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee of the Board of Trustees, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Investment Manager determine the value of a portfolio security outside of the established pricing framework.

If the value for a security cannot be determined pursuant to these procedures, the Trust's Fair Value Committee will determine the security's value using Fair Value Procedures established by the Board of Trustees.

                               DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.


The Plan adopted for the Class A shares provides that the Trust will pay the Distributor a fee of up to 0.30% of the average daily net assets of the Fund's Class A shares, respectively, that the Distributor will use to compensate broker-dealers and service providers, including the Investment Manager and its affiliates, that provide distribution-related services to the Class A shareholders or to their customers who beneficially own the Class A shares. The distribution fee for any given period is not limited to the actual distribution expenses incurred, and the distribution fee may exceed the distribution expenses actually incurred.


Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.


The Investment Manager receives distribution fees from the Distributor in return for providing certain distribution related services respecting Class A shares of the Fund. The Investment Manager also benefits from the distribution plan because of increased management fees resulting from any increase in the net assets of the Fund due to distribution efforts pursuant to the distribution plan. Other than these payments, no interested person of the Trust or any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the distribution plan or related agreements.


Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                        SHAREHOLDER SERVICE AGREEMENTS

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for its customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Fund's Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

                                   EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues.

                              GENERAL INFORMATION

The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the

1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund, which offer three classes of shares. Currently, the Trust offers shares of ten series
- the Fund and the Large Cap Growth Equity Fund, Large Cap Value Equity Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund, which have their own Prospectuses and Statements of Additional Information. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectuses and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                             PERFORMANCE INFORMATION

As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for different classes of shares.

YIELD QUOTATION. The Fund's 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                          6
                    YIELD = 2[(1+[a-b]/cd)  - 1]

     Where:  a  =   dividends and interest earned during the period.

             b  =   expenses accrued for the period (net of reimbursement).

             c  =   the average daily number of shares outstanding during the
                    period that were entitled to receive dividends.

             d  =   the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that, in periods of declining interest rates, the Fund's yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                             n
                     P(1 + T)  = ERV


     Where:  P   =   a hypothetical initial payment of $1,000.

             T   =   average annual total return.

             n   =   number of years.

             ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

AGGREGATE TOTAL RETURN. The Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                     ERV - P


     Where:  P   =   a hypothetical initial payment of $1,000.

             ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any period should not be considered as a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

                        PURCHASE AND REDEMPTION OF SHARES

The Fund's minimum initial investment is $100,000. Subsequent investments of $1,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Investment Manager including, without limitation, for employees or affiliates of the Investment Manager or investors who are, or are related to or affiliated with, clients of the Investment Manager. The Fund will accept investments in cash only in U.S. dollars.

The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered within seven days.

The Trust reserves the right in its sole discretion to (1) suspend the continued offering of the Fund's shares, and (2) reject purchase orders in whole or in part when in the judgment of the Investment Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

The Fund may suspend the right of redemption or postpone the date of payment during any period when (1) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company
Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (3) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                               OTHER INFORMATION

The Prospectuses of the Fund and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

There are no audited financial statements for the Fund because the Fund has been in operation for less than one year.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                                CNI CHARTER FUNDS

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------

Item 23.  Exhibits

          (a)   Agreement and Declaration of Trust.

                (1) Form of Agreement and Declaration of Trust.(A)

                (2) Form of Amendment to the Agreement and Declaration of
                    Trust.(B)

                (3) Certificate of Amendment to the Certificate of Trust.(B)

          (b)   By-Laws:

                (1) By-Laws dated October 25, 1996.(A)

                (2) Amendment to the By-Laws of the Trust.(B)

          (c)   Instruments Defining Rights of Security Holder--not applicable.

          (d)   Form of Investment Management Agreement.(B)

                (1) Schedule to Investment Management Agreement - filed
                    herewith.

          (e)   Form of Distribution Agreement.(B)

          (f)   Bonus or Profit Sharing Contracts - not applicable.

          (g)   Form of Custody Agreement.(B)

          (h)   Other Material Contracts:

                (1) Form of Administrative Services Agreement.(B)

                    (i) Schedule to Administrative Services Agreement - filed herewith.

                (2) Form of Transfer Agent Agreement.(B)

                    (i) Schedule to Transfer Agent Agreement - filed herewith.


                (3) Form of Shareholder Services Agreement - filed herewith.


          (i)   Opinion of Counsel as to legality of shares - filed herewith.

          (j)   Other Opinions - Independent Auditors' Consent.(C)

          (k)   Omitted Financial Statements - not applicable.

          (l)   Initial Capital Agreement.(A)

          (m)   Distribution Plans.

                (1) Form of Rule 12b-1 Plan.(B)

                    (i)   Schedule to Rule 12b-1 Plan - filed herewith.

                (2) Form of Share Marketing Agreement.(B)

          (n)   Financial Data Schedule - not applicable.

          (o)   Rule 18f-3 Plan.(B)


                (1) Schedule to Rule 18f-3 Plan - filed herewith.


          (p)   Code of Ethics.


                (1) CNI Charter Funds.(D)


                (2) City National Investments.(D)


                (3) SEI Investments Distribution Co..(D)


                (4) Weiss, Peck & Greer, LLC.(D)


                (5) Wellington Management Comany, LLP.(D)


                (6) Credit Suisse Asset Management, LLC.(D)


          (q)   Powers of Attorney.(D)


--------------------------------
(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N1-A (333-16093) on November 14, 1996.
(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 (333-16093) on May 3, 1999.
(C) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 13 (333-16093) on February 28, 2000.
(D) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 14 (333-16093) on June 12, 2000.

Item 24.  Persons Controlled by or Under Common Control with the Funds

Item 25.  Indemnification

     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 26.  Business and Other Connections of the Investment Adviser

     City National Bank, of which the Investment Adviser is a division, offers a range of financial products and services, including commercial banking services, personal and private banking services, cash management services, deposit and lending products, investment and trust services and international banking services. Please see Parts A and B of this Registration Statement for additional discussion of the Investment Adviser.

Item 27.  Principal Underwriter

          (a) The Registrant's distributor, SEI Investments Distribution Co. ("SIDCO"), acts as distributor for the following funds pursuant to distribution agreements dated as of the date shown:

        SEI Daily Income Trust                                July 15, 1982

        SEI Liquid Asset Trust                                November 29, 1982

        SEI Tax Exempt Trust                                  December 3, 1982

        SEI Index Funds                                       July 10, 1985

        SEI Institutional Managed Trust                       January 22, 1987

        SEI Institutional International Trust                 August 30, 1988

        The Advisors' Inner Circle Fund                       November 14, 1991

        The Pillar Funds                                      February 28, 1992

        CUFUND                                                May 1, 1992

        STI Classic Funds                                     May 29, 1992

        First American Funds, Inc.                            November 1, 1992

        First American Investment Funds, Inc.                 November 1, 1992

        The Arbor Fund                                        January 28, 1993

        Boston 1784 Funds-Registered Trademark-               June 1, 1993

        The PBHG Funds, Inc.                                  July 16, 1993

        The Achievement Funds Trust                           December 27, 1994

        Bishop Street Funds                                   January 27, 1995

        STI Classic Variable Trust                            August 18, 1995

        ARK Funds                                             November 1, 1995

        Huntington Funds                                      January 11, 1996

        SEI Asset Allocation Trust                            April 1, 1996

        TIP Funds                                             April 28, 1996

        SEI Institutional Investments Trust                  June 14, 1996

        First American Strategy Funds, Inc.                   October 1, 1996

        HighMark Funds                                        February 15, 1997

        Armada Funds                                          March 8, 1997

        PBHG Insurance Series Fund, Inc.                      April 1, 1997

        The Expedition Funds                                  June 9, 1997

        Alpha Select Funds                                    January 1, 1998

        Oak Associates Funds                                  February 27, 1998

        The Nevis Fund, Inc.                                  June 29, 1998

        The Parkstone Group of Funds                          September 14, 1998

        The Armada Advantage Fund                             May 1, 1999

        Amerindo Funds Inc.                                   July 13, 1999

        Huntington VA Funds                                   October 15, 1999

        Friends Ivory Funds                                   December 16, 1999

        SEI Insurance Products Trust                          March 29, 2000


SIDCO provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation"), and automated execution, clearing and settlement of securities transactions ("MarketLink").

          (b) The following are the directors and officers of SIDCO. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                Position and                   Position and
                                                Offices with                   Offices with
Name                                            Underwriter                     Registrant
----                                            -----------                     ----------
Alfred P. West, Jr.                   Director, Chairman of the Board               --
                                      of Directors
Richard B. Lieb                       Director, Executive Vice                      --
                                      President
Carmen V. Romeo                       Director                                      --
Mark J. Held                          President & Chief Operating                   --
                                      Officer
Gilbert L. Beebower                   Executive Vice President                      --
Dennis J. McGonigle                   Executive Vice President                      --
Robert M. Silvestri                   Chief Financial Officer &                     --
                                      Treasurer
Leo J. Dolan, Jr.                     Senior Vice President                         --
Carl A. Guarino                       Senior Vice President                         --
Jack May                              Senior Vice President                         --
Hartland J. McKeown                   Senior Vice President                         --
Kevin P. Robins                       Senior Vice President                         --
Patrick K. Walsh                      Senior Vice President                         --
Timothy D. Barto                      Vice President & Assistant          Vice President & Assistant
                                      Secretary                           Secretary
Robert Crudup                         Vice President & Managing                     --
                                      Director
Richard A. Deak                       Vice President & Assistant                    --
                                      Secretary
Barbara Doyne                         Vice President                                --
Jeff Drennen                          Vice President                                --
James R. Foggo                        Vice President & Assistant          Vice President & Assistant
                                      Secretary                           Secretary


                                                Position and                   Position and
                                                Offices with                   Offices with
Name                                            Underwriter                     Registrant
----                                            -----------                     ----------
Victor Galef                          Vice President & Managing                     --
                                      Director
Kim Kirk                              Vice President & Managing                     --
                                      Director
Christine M. McCollough               Vice President & Assistant          Vice President & Assistant
                                      Secretary                           Secretary
Carolyn McLaurin                      Vice President & Managing                     --
                                      Director
John Krzeminski                       Vice President & Managing                     --
                                      Director
Jeff Jacobs                           Vice President                                --
Wayne M. Withrow                      Vice President & Managing                     --
                                      Director
Robert Aller                          Vice President                                --
Todd Cipperman                        Senior Vice President & General     Vice President & Assistant
                                      Counsel                             Secretary
Kathy Heilig                          Vice President                                --
Samuel King                           Vice President                                --
Mark Nagle                            Vice President                                --
Joanne Nelson                         Vice President                                --
Cynthia M. Parrish                    Vice President & Assistant                    --
                                      Secretary
Rob Redican                           Vice President                                --
Maria Rinehart                        Vice President                                --
Steve Smith                           Vice President                                --
Kathryn L. Stanton                    Vice President & Assistant                    --
                                      Secretary
Lori L. White                         Vice President & Assistant                    --
                                      Secretary
Daniel Spaventa                       Vice President                                --
S. Courtney E. Collier                Vice President & Assistant                    --
                                      Secretary
Lydia A. Gavalis                      Vice President & Assistant          Vice President & Assistant
                                      Secretary                           Secretary
Greg Gettinger                        Vice President & Assistant                    --


                                      Secretary
Lynda J. Striegel                     Vice President & Assistant                    --
                                      Secretary


          (c)    Not Applicable.

Item 28.  Location of Accounts and Records.

          The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, SEI Investments Fund Management, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7),
(9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 400 North Roxbury Drive, Beverly Hills, California 90210.

Item 29.  Management Services.

          There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings.

          (a)    Not applicable.

          (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

          (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 25th day of August, 2000.


                                     THE CNI CHARTER FUNDS



                                     By:    /s/ Vernon C. Kozlen*
                                            ---------------------
                                            Vernon C. Kozlen
                                            President, Chief Executive Officer



        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Vernon C. Kozlen*          President &                       August 25, 2000
---------------------          Chief Executive Officer
Vernon C. Kozlen

/s/ Jeffrey Fries*             Controller &                      August 25, 2000
------------------             Chief Operating Officer
Jeffrey Fries

/s/ Irwin G. Barnet*           Trustee                           August 25, 2000
--------------------
Irwin G. Barnet

/s/Maria D. Hummer*            Trustee                           August 25, 2000
--------------------
Maria D. Hummer

/s/ James R. Wolford*          Trustee                           August 25, 2000
---------------------
James R. Wolford

/s/ William R. Sweet*          Trustee                           August 25, 2000
---------------------
William R. Sweet

/s/ Victor Meschures*          Trustee                           August 25, 2000
---------------------
Victor Meschures


* By:    /s/ Mitchell E. Nichter
         -----------------------
         Mitchell E. Nichter, Attorney-in-Fact
         pursuant to Powers of Attorney